111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

June 25, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VIII
(Registration Nos. 333-210186 and 811-23147)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VIII (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 287 and under the Investment Company Act of 1940, as amended, Amendment No. 289 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to FT Cboe Vest Growth-100 Buffer ETF – September, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

 If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Eric F. Fess
Eric F. Fess

Enclosures